Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 1,360.3	$ 1,236.6
Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	7.2	16.1
Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2.9	20.4
Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1,350.2	1,200.1
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	888.3	695.2
Canada | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Canada | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Canada | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	888.3	695.2
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	118.0	171.3
US | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2.3	15.5
US | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.4	9.7
US | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	115.3	146.1
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.6	0.7
Peru | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.3
Peru | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Peru | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.6	0.4
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	38.4	3.1
Mexico | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.2	0.3
Mexico | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.6
Mexico | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	38.2	2.2
Barbados
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	32.5	25.6
Barbados | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	4.7	0.0
Barbados | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2.5	4.7
Barbados | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	25.3	20.9
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	150.5	100.5
Argentina | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Argentina | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	5.4
Argentina | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	150.5	95.1
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	64.4	146.6
Chile | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Chile | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Chile | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	64.4	146.6
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	59.3	88.2
Brazil | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Brazil | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Brazil | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	59.3	88.2
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	8.3	5.4
Netherlands | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Netherlands | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Netherlands | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 8.3	$ 5.4